DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment financial information
Revenues	$ 8,328,814	$ 5,442,958	$ 5,898,611
Employee benefit expenses and severance payments	(1,961,097)	(1,346,737)	(1,473,756)
Fees for services, maintenance, materials and supplies	(1,064,393)	(724,120)	(741,134)
Taxes and fees with the Regulatory Authority	(720,488)	(428,352)	(453,157)
Commissions and advertising	(437,205)	(305,491)	(345,483)
Programming and content costs	(450,698)	(314,423)	(332,792)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(1,169,398)	(791,454)	(892,520)
Adjusted EBITDA	2,525,535	1,532,381	1,659,769
Depreciation, amortization and impairment of Fixed and intangible assets	(2,075,488)	(1,725,057)	(2,018,038)
Operating income (loss)	450,047	(192,676)	(358,269)
Losses from associates and joint ventures	(3,742)	(15,094)	(5,408)
Financial results from borrowings	(748,840)	1,914,786	(1,817,071)
Other financial results, net	110,799	190,451	496,492
Income (loss) before income tax	(191,736)	1,897,467	(1,684,256)
Income tax benefit (expense)	46,432	(538,237)	968,990
Attributable to:
Controlling Company	(170,006)	1,331,805	(738,306)
Non-controlling interest	24,702	27,425	23,040
Profit (loss)	(145,304)	1,359,230	(715,266)
Eliminations
Segment financial information
Revenues	(135,158)	(30,294)	(27,935)
Fees for services, maintenance, materials and supplies	9,754	6,880	4,367
Commissions and advertising	7,042	4,153	2,182
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	100,965	19,261	21,386
Adjusted EBITDA	(17,397)
ICT Services provided in Argentina - Personal Network | Restated for inflation
Segment financial information
Revenues	5,284,148	5,038,236	5,509,770
Employee benefit expenses and severance payments	(1,237,441)	(1,307,052)	(1,432,413)
Fees for services, maintenance, materials and supplies	(655,777)	(672,541)	(698,841)
Taxes and fees with the Regulatory Authority	(443,828)	(410,843)	(438,238)
Commissions and advertising	(227,669)	(208,927)	(276,969)
Programming and content costs	(301,703)	(272,109)	(288,783)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(657,063)	(731,789)	(834,139)
Adjusted EBITDA	1,760,667	1,434,975	1,540,387
ICT Services provided in Argentina - Personal Network | Amounts not adjusted for inflation
Segment financial information
Revenues	4,688,533	3,165,736	1,053,442
Employee benefit expenses and severance payments	(1,096,467)	(823,975)	(279,608)
Fees for services, maintenance, materials and supplies	(561,780)	(393,042)	(131,861)
Taxes and fees with the Regulatory Authority	(393,956)	(258,519)	(83,591)
Commissions and advertising	(202,884)	(133,932)	(52,319)
Programming and content costs	(267,805)	(172,422)	(55,317)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(546,973)	(429,466)	(145,951)
Adjusted EBITDA	1,618,668	954,380	304,795
ICT Services provided in Argentina - Personal Network | Inflation restatement
Segment financial information
Revenues	595,615	1,872,500	4,456,328
Employee benefit expenses and severance payments	(140,974)	(483,077)	(1,152,805)
Fees for services, maintenance, materials and supplies	(93,997)	(279,499)	(566,980)
Taxes and fees with the Regulatory Authority	(49,872)	(152,324)	(354,647)
Commissions and advertising	(24,785)	(74,995)	(224,650)
Programming and content costs	(33,898)	(99,687)	(233,466)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(110,090)	(302,323)	(688,188)
Adjusted EBITDA	141,999	480,595	1,235,592
ICT Services provided in Argentina - TMA Network | Restated for inflation
Segment financial information
Revenues	2,748,493
Employee benefit expenses and severance payments	(685,615)
Fees for services, maintenance, materials and supplies	(360,546)
Taxes and fees with the Regulatory Authority	(259,255)
Commissions and advertising	(150,748)
Programming and content costs	(111,810)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(536,208)
Adjusted EBITDA	644,311
ICT Services provided in Argentina - TMA Network | Amounts not adjusted for inflation
Segment financial information
Revenues	2,482,714
Employee benefit expenses and severance payments	(619,738)
Fees for services, maintenance, materials and supplies	(325,306)
Taxes and fees with the Regulatory Authority	(234,436)
Commissions and advertising	(136,090)
Programming and content costs	(101,212)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(442,453)
Adjusted EBITDA	623,479
ICT Services provided in Argentina - TMA Network | Inflation restatement
Segment financial information
Revenues	265,779
Employee benefit expenses and severance payments	(65,877)
Fees for services, maintenance, materials and supplies	(35,240)
Taxes and fees with the Regulatory Authority	(24,819)
Commissions and advertising	(14,658)
Programming and content costs	(10,598)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(93,755)
Adjusted EBITDA	20,832
Other abroad segments
Segment financial information
Revenues	384,630	266,915	81,877
Employee benefit expenses and severance payments	(33,893)	(24,450)	(8,277)
Fees for services, maintenance, materials and supplies	(51,640)	(35,839)	(9,292)
Taxes and fees with the Regulatory Authority	(15,433)	(10,931)	(2,968)
Commissions and advertising	(57,383)	(62,477)	(13,346)
Programming and content costs	(33,015)	(25,570)	(8,532)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(68,094)	(47,831)	(15,714)
Adjusted EBITDA	125,172	59,817	23,748
Other abroad segments | Restated for inflation
Segment financial information
Revenues	431,331	435,016	416,776
Employee benefit expenses and severance payments	(38,041)	(39,685)	(41,343)
Fees for services, maintenance, materials and supplies	(57,824)	(58,459)	(46,660)
Taxes and fees with the Regulatory Authority	(17,405)	(17,509)	(14,919)
Commissions and advertising	(65,830)	(100,717)	(70,696)
Programming and content costs	(37,185)	(42,314)	(44,009)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(77,092)	(78,926)	(79,767)
Adjusted EBITDA	137,954	97,406	119,382
Other abroad segments | Inflation restatement
Segment financial information
Revenues	46,701	168,101	334,899
Employee benefit expenses and severance payments	(4,148)	(15,235)	(33,066)
Fees for services, maintenance, materials and supplies	(6,184)	(22,620)	(37,368)
Taxes and fees with the Regulatory Authority	(1,972)	(6,578)	(11,951)
Commissions and advertising	(8,447)	(38,240)	(57,350)
Programming and content costs	(4,170)	(16,744)	(35,477)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(8,998)	(31,095)	(64,053)
Adjusted EBITDA	$ 12,782	$ 37,589	$ 95,634